ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 1,110	$ 22,181
Accrued Liabilities and Other Payables	170,740	150,302
TOTAL	$ 171,850	$ 172,483